Stock-Based Compensation - CIE Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Caesars Interactive Entertainment [Member]
Expected dividend yield	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years	7 years 10 months
Caesars Interactive Entertainment [Member] | Minimum [Member]
Expected Volatility	40.50%	42.90%	46.50%
Expected term	9 months	1 year 6 months	2 years 5 months
Risk-free interest rate	0.50%	0.70%	0.70%
Caesars Interactive Entertainment [Member] | Maximum [Member]
Expected Volatility	44.60%	49.40%	56.80%
Expected term	4 years 2 months	4 years 8 months	7 years 1 month
Risk-free interest rate	1.20%	1.70%	2.30%
Parent [Member]
Expected Volatility	0.00%	42.00%	52.10%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term	0 years	5 years 8 months	5 years 6 months
Risk-free interest rate	0.00%	1.60%	1.70%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 2 months	6 years 10 months